Investment Objectives and Goals	Apr. 30, 2026
Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

Texas Capital Texas Equity Index ETF (the “Texas Equity Index ETF” or the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index (the “Texas Equity Index” or the “Index”).

Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

Texas Capital Texas Oil Index ETF (the “Texas Oil Index ETF” or the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index (the “Oil Index” or the “Index”).

Texas Capital Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Texas Capital Government Money Market Fund (the “Fund”) seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Texas Capital Government Money Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Texas Capital Government Money Market ETF (the “Fund”) seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.